UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.        Name and Address of issuer:

          AllianceBernstein Variable Products Series Fund, Inc.
          1345 Avenue of the Americas
          New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

          AllianceBernstein Americas Government Income Portfolio
          AllianceBernstein Global Bond Portfolio
          AllianceBernstein Global Dollar Government Portfolio
          AllianceBernstein High Yield Portfolio

3.        Investment Company Act File Number: 811-05398

          Securities Act File Number:  33-18647

4(a).     Last day of fiscal year for which this Form is filed:

          AllianceBernstein Americas Government Income Portfolio -
          April 25, 2008
          AllianceBernstein Global Bond Portfolio - April 25, 2008 AllianceBernstein Global Dollar Government Portfolio - April 25, 2008
          AllianceBernstein High Yield Portfolio- April 25, 2008

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [_]

4(c). Check box if this is the last time the issuer will be filing this Form. [X]

5.        Calculation of registration fee:

          (i)       Aggregate sale price of securities
                    sold during the fiscal year pursuant
                    to section 24(f):                              $        0*
                                                                   -------------

          (ii)      Aggregate price of securities redeemed
                    or repurchased during the fiscal year:         $        0*
                                                                   -------------

          (iii)     Aggregate price of securities redeemed
                    or repurchased during any prior fiscal
                    year ending no earlier than October
                    11, 1995 that were not previously used
                    to reduce registration fees payable to
                    the Commission:                                $       (0)*
                                                                   -------------

          (iv)      Total available redemption credits
                    [add Items 5(ii) and 5(iii)]:                  $        0*
                                                                   -------------

          (v)       Net sales - if Item 5(i) is greater
                    than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:                               $        0*
                                                                   -------------

          (vi)      Redemption credits available for use
                    in future years - if Item 5(i) is less
                    than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:                               $        0
                                                                   -------------

          (vii)     Multiplier for determining
                    registration fee (See Instruction C.9):        x$0.00003930
                                                                   -------------

          (viii)    Registration fee due [multiply Item
                    5(v) by Item 5(vii)] (enter "0" if no
                    fee is due):                                   $        0
                                                                   -------------

----------
* The issuer sells all of its securities to unmanaged separate accounts that issue interests therein that are registered under the Securities Act of 1933 and on which registration fees have been or will be paid. (See, Instruction C.3 to Form 24f-2.)

6.        Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
          deducted here:                                                   N/A
                                                                   -------------

          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
          in future fiscal years, then state that number here:             N/A
                                                                   -------------

7.        Interest due - if this Form is being filed more than 90 days after the
          end of the issuer's fiscal year (see Instruction D):             +$0
                                                                   -------------

8.        Total of the amount of the registration fee due plus any interest due
          [line 5(viii)plus line 7]:                                        $0
                                                                   -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

          [_]      Wire Transfer
          [_]      Mail or other means

                                    Signature

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*                         /s/ Christina A. Morse
                                                  ----------------------------
                                                      Christina A. Morse
                                                      Assistant Secretary

Date July 16, 2008



* Please print the name and title of the signing officer below the signature.





















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